UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
1/31/13 (Unaudited)

	Shares	Value
Global Sector Funds 99.6%*

Putnam Global Consumer Fund Class Y	40,672	$648,310

Putnam Global Financials Fund Class Y	46,103	604,868

Putnam Global Health Care Fund Class Y	6,450	319,972

Putnam Global Industrials Fund Class Y	20,360	317,616

Putnam Global Natural Resources Fund Class Y	24,298	503,450

Putnam Global Technology Fund Class Y	21,107	338,341

Putnam Global Telecommunications Fund Class Y	7,441	110,865

Putnam Global Utilities Fund Class Y	9,698	103,670

Total Global Sector Funds (cost $2,727,940)		$2,947,092

Fixed Income Funds 0.4%*

Putnam Money Market Fund Class A	13,318	$13,318

Total Fixed Income Funds (cost $13,318)		$13,318

Total Investments (cost $2,741,258)(b)		$2,960,410

*Percentages indicated are based on net assets of $2,959,976

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent “Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ”.
(b)	The aggregate identified cost on a tax basis is $2,808,906, resulting in gross unrealized appreciation and depreciation of $171,528 and $20,024, respectively, or net unrealized appreciation of $151,504.
Security valuation: The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
The accompanying notes are an integral part of these financial statements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$2,947,092	$—	$—
Fixed income funds	13,318	—	—

Totals by level	$2,960,410	$—	$—

Transactions with affiliated issuers

Putnam Global Sector Fund

Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Global Consumer Fund Class Y	$568,861	$156,918	$109,829	$9,278	$5,828	$648,310
Putnam Global Financials Fund Class Y	527,939	115,643	108,568	4,497	—	604,868
Putnam Global Health Care Fund Class Y	281,784	83,456	54,372	—	17,452	319,972
Putnam Global Industrials Fund Class Y	291,487	62,955	68,201	2,124	—	317,616
Putnam Global Natural Resources Fund Class Y	474,685	101,865	95,663	5,128	—	503,450
Putnam Global Technology Fund Class Y	322,466	71,776	62,600	—	—	338,341
Putnam Global Telecommunications Fund Class Y	109,103	24,673	23,029	2,091	690	110,865
Putnam Global Utilities Fund Class Y	94,851	25,123	17,669	679	—	103,670
Putnam Money Market Fund Class A	12,130	5,479	4,291	—	—	13,318
Totals	$2,683,306	$647,888	$544,222	$23,797	$23,970	$2,960,410

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013